Income Taxes - Schedule of effective income tax rate reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (9,688,000)	$ (34,618,000)	$ (136,392,000)	$ (98,895,000)
United States statutory income tax rate			21.00%	21.00%
Income tax (benefit) at United States statutory income tax rate			$ (28,642,000)	$ (20,768,000)
Change in valuation allowance			(146,794,000)	24,609,000
Recapitalization transaction			157,855,000	0
Cancellation of debt income			15,360,000	0
State tax provision, net of federal benefit			1,263,000	(3,847,000)
Warrant fair value adjustment			790,000	0
Other			168,000	6,000
Income Tax Benefit	$ 0	$ 0	$ 0	$ 0